Cover Page	Aug. 06, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	Callon Petroleum Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14039
Entity Tax Identification Number	64-0844345
Entity Address, Address Line One	2000 W. Sam Houston Parkway S., Suite 2000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	281
Local Phone Number	589-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CPE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000928022
Amendment Flag	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	1401 Enclave Parkway, Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077